QUARTERLY FINANCIAL DATA (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total operating revenues (Note 4)	$ 11,562	$ 11,345	$ 10,745	$ 12,726	$ 12,889	$ 9,227	$ 11,116	$ 11,146	$ 46,378	$ 44,378	$ 34,560
Operating income	1,513	854	1,571	878	(2,961)	1,490	1,684	1,358	4,816	1,571	2,581
Earnings	1,283	213	1,327	510	65	1,015	1,241	945	3,333	3,266	2,309
Earnings attributable to controlling interests	1,184	4	1,160	534	291	847	1,000	721	2,882	2,859	2,069
Earnings/(loss) attributable to common shareholders	$ 1,089	$ (90)	$ 1,071	$ 445	$ 207	$ 765	$ 919	$ 638	$ 2,515	$ 2,529	$ 1,776
Earnings/(loss) per common share
Basic (in dollars per share)	$ 0.60	$ (0.05)	$ 0.63	$ 0.26	$ 0.13	$ 0.47	$ 0.56	$ 0.54	$ 1.46	$ 1.66	$ 1.95
Diluted (in dollars per share)	$ 0.60	$ (0.05)	$ 0.63	$ 0.26	$ 0.12	$ 0.47	$ 0.56	$ 0.54	$ 1.46	$ 1.65	$ 1.93